MANAGEMENT OF FINANCIAL RISK - INTEREST RATE (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,212)
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	10,600
Currency swap contract [member] | Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	3,093
Increase 10 Basis points	20,055
Decrease 10 Basis points	$ (17,678)